Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	2022	2021
	€m	€m
Included within non-current assets
Trade receivables	34	52
Trade receivables held at fair value through other comprehensive income	606	278
Net investment in leases	134	104
Contract assets	495	528
Contract-related costs	630	580
Other receivables	37	76
Prepayments	231	247
Derivative financial instruments[1]	4,216	2,912
	6,383	4,777
Included within current assets
Trade receivables	3,300	3,625
Trade receivables held at fair value through other comprehensive income	802	466
Net investment in leases	66	36
Contract assets	3,056	3,038
Contract-related costs	1,403	1,364
Amounts owed by associates and joint ventures	241	184
Other receivables	869	889
Prepayments	872	1,082
Derivative financial instruments[1]	410	239
	11,019	10,923

Note:

1

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.